Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International and the guarantors of the Senior Notes and the Senior Secured Credit Facilities. In addition to the related party transactions discussed below, from time to time we enter into other transactions with affiliates which are not material to us or our affiliates.

Rank Group

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart. During the Successor year ended December 31, 2011, Rank Group, an entity under the common ultimate control of Mr. Hart, incurred on behalf of Holdings third party professional fees and expenses associated with the UCI Acquisition and related acquisition financing and accounting fees totaling approximately $18.1 million, which were then charged to Holdings. As of December 31, 2011, $0.4 million remained unsettled and were included in “Related party payable” on the consolidated balance sheet. These amounts are expected to be settled in the next twelve months.

During the Successor year ended December 31, 2011, Reynolds Group Holdings Limited (“RGHL”), an affiliate of Rank Group and ultimately owned by our strategic owner, Mr. Hart, billed Holdings for the cost of certain former RGHL employees who became full time Holdings’ employees. RGHL charged Holdings for the cost of these employees during a transition period from the time the employees started working full time for Holdings and the time they were removed from the RGHL payroll. As of December 31, 2011, $0.7 million remained unsettled and was included in “Related party payable” on the consolidated balance sheet. These amounts are expected to be settled in the next twelve months.

Autoparts Holdings Limited

On July 29, 2011, Autoparts Holdings Limited (“Autoparts Holdings”), an affiliate of Rank Group and ultimately owned by our strategic owner, Mr. Hart, completed the acquisition of the automotive consumer products group of Honeywell International Inc. (“FRAM Group”). Although Holdings and Autoparts Holdings are separate legal entities, both are under the common control of Mr. Hart. In addition, UCI International and FRAM Group are operated by a common senior management team.

On July 29, 2011, UCI International entered into a Joint Services Agreement with Autoparts Holdings. Under the agreement, UCI International and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement has an initial term of one year that will be automatically renewed for an additional one year period unless either party gives written notice to the other party of non-renewal no later than ninety days prior to the end of the initial term or renewal term, as applicable. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. During the Successor year ended December 31, 2011, UCI International charged Autoparts Holdings a net $0.4 million for services rendered pursuant to this agreement. As of December 31, 2011, UCI International had a receivable from Autoparts Holdings of $0.4 million included in “Related party receivable” on the consolidated balance sheet. These amounts were repaid by February 29, 2012.

The UCI International and FRAM Group businesses each include filtration products. As a result, opportunities exist to realize cost savings and operational efficiencies between the two filtration businesses as well as to consolidate a number of administrative functions to reduce the costs of the respective companies. As a result of our cost sharing and manufacturing arrangements with FRAM Group, on August 11, 2011, FRAM Group announced that it will cease operating at two locations and relocate those operations into other FRAM Group and UCI International filtration manufacturing locations. The first plant closing occurred in the fourth quarter of 2011 and a second plant closing is expected to occur in the second quarter of 2012. UCI International and FRAM Group will continue to maintain their own customer relationships and will continue to supply their existing customers. Where FRAM Group production is relocated to UCI International filtration manufacturing locations, UCI International will manufacture and supply product to FRAM Group in order to meet its customer orders. Product purchase orders will be entered into by UCI International and FRAM Group on an arms’-length basis to document the terms of the sale of product between the two related businesses.

In connection with these actions, Champion entered into an Asset Purchase Agreement, dated March 21, 2012, with FRAM Group to purchase certain equipment for $5.6 million, which will be relocated to Champion’s plant locations. The full amount of the purchase price was paid during the fourth quarter of 2011. As of December 31, 2011, Champion has a balance due from FRAM Group of $2.3 million representing the balance of equipment to be delivered upon closing of the second plant in 2012. During the fourth quarter of 2011, Champion began manufacturing product for FRAM Group on a limited basis. As of December 31, 2011, Champion had an outstanding receivable balance of $0.4 million related to shipment of product to FRAM Group. In addition, Champion purchased inventory totaling $0.5 million from FRAM Group to be consumed in the manufacture of product for FRAM Group. As of December 31, 2011, Champion has a net receivable due from FRAM Group for these items of $2.1 million included in “Related party receivable” on the consolidated balance sheet. The amounts related to purchased inventory and shipment of products will be settled in the normal course of business.

During the year ended December 31, 2011, Holdings incurred costs of approximately $10.4 million related to the implementation of our cost sharing and manufacturing arrangements with FRAM Group. Holdings charged FRAM Group $5.2 million during the Successor year ended December 31, 2011 for FRAM Group’s share of the costs. In addition, Holdings paid $3.0 million on behalf of FRAM Group for certain software licensing costs related to FRAM Group’s separation from Honeywell International, Inc. As of December 31, 2011, these balances totaling $8.2 million remained unpaid and are included in “Related party receivable” on the consolidated balance sheet. The amounts were repaid by February 29, 2012.

As of December 31, 2011, UCI (Shanghai) has a payable of $0.1 million to FRAM Group related to ongoing operations between UCI (Shanghai) and FRAM Group for activity during the year ended December 31, 2011. The payable is included in “Related party payable” on the consolidated balance sheet. During the year ended December 31, 2011, UCI (Shanghai) had net sales of $0.7 million to FRAM Group related to ongoing operations of FRAM China purchased on July 29, 2011.

Management

UCI International has an employment agreement with one of its executive officers providing for annual compensation amounting to approximately $0.5 million per annum plus bonuses and severance pay under certain circumstances. In addition, UCI International has agreements with certain of its other executive officers providing for severance under certain circumstances. The severance agreements generally provide for salary continuation for periods ranging from nine to twenty-four months. Total potential severance for its executive officers amounts to approximately $2.2 million.

Predecessor Owners

In 2003, UCI International entered into a management agreement with TC Group, L.L.C., an affiliate of Carlyle, for management and financial advisory services and oversight to be provided to UCI International and its subsidiaries. Pursuant to this agreement, UCI International paid an annual management fee of $2.0 million and out-of-pocket expenses, and UCI International was permitted to pay Carlyle additional fees associated with financial advisory services and other transactions. The management agreement provided for indemnification of Carlyle against liabilities and expenses arising out of Carlyle’s performance of services under this agreement. The agreement terminated in connection with the UCI Acquisition.

Sales to The Hertz Corporation were $0.8 million and $0.9 million for the years ended December 31, 2010 and 2009, respectively. Affiliates of The Carlyle Group own more than 10% of Hertz Global Holdings, Inc. The Hertz Corporation is an indirect, wholly owned subsidiary of Hertz Global Holdings, Inc.

Sales to Allison Transmission, Inc. were $0.8 million and $0.6 million for the years ended December 31, 2010 and 2009, respectively. Affiliates of The Carlyle Group own more than 10% of Allison Transmission, Inc.

ASC rents a building from its former president. The 2011, 2010 and 2009 rent payments were $1.5 million for each year.